Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Net income (loss) from continuing operations per ordinary share, Basic and diluted	$ (0.27)	$ 0.03	$ 0.05
Net income (loss) from discontinued operation per ordinary share, Basic and diluted	0.00	(0.01)	0.18
Net income (loss) per ordinary share, Basic and diluted	$ (0.27)	$ 0.02	$ 0.23
Weighted average shares outstanding, Basic and diluted (in Shares)	10,735,606	7,800,000	7,800,000